Schedule II - Valuation and Qualifying Accounts (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance Doubtfull Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 80,350	$ 77,115	$ 69,350
Additions	16,231	22,191	37,368
Deductions / Adjustments	(26,888)	(18,956)	(29,603)
Balance at End of Year	69,693	80,350	77,115
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	23,562	58,505	52,310
Additions			6,195
Deductions / Adjustments	(981)	(34,943)
Balance at End of Year	$ 22,581	$ 23,562	$ 58,505